PROPERTY, PLANT AND EQUIPMENT, NET (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Changes in construction in progress, net of impairment charge
Impairment of construction in progress	$ 3,549	$ 0	$ 11,590
Recognition of impairment loss of long-lived assets	4,098
Amount of insurance recovery recognized upon the receipt of insurance proceeds	549
Interest costs from continuing operations qualifying for capitalization	0	0	10
Liyuan
Changes in construction in progress, net of impairment charge
Long-lived assets and recognition of impairment loss	4,098
Construction in progress, net
Changes in construction in progress, net of impairment charge
Balance at the beginning of the period	140	1,190
Addition to construction in progress	523	5,523
Transfer from property, plant and equipment		623
Transfer to property, plant and equipment	(300)	(7,198)
Impairment of construction in progress	(134)
Foreign currency translation adjustment	16	2
Balance at the end of the period	245	140
Construction in progress, net | Jiulongshan
Changes in construction in progress, net of impairment charge
Balance at the end of the period	13	13	13
Construction in progress, net | Liyuan
Changes in construction in progress, net of impairment charge
Balance at the beginning of the period	94	1,158
Addition to construction in progress	29	1,350
Transfer to property, plant and equipment		(2,416)
Impairment of construction in progress	(134)
Foreign currency translation adjustment	11	2
Balance at the end of the period		94
Construction in progress, net | Binglangjiang
Changes in construction in progress, net of impairment charge
Balance at the beginning of the period		1
Transfer to property, plant and equipment		(1)
Construction in progress, net | Banzhu
Changes in construction in progress, net of impairment charge
Addition to construction in progress	411
Transfer to property, plant and equipment	(300)
Foreign currency translation adjustment	2
Balance at the end of the period	113
Construction in progress, net | Wangkeng
Changes in construction in progress, net of impairment charge
Addition to construction in progress	83
Foreign currency translation adjustment	1
Balance at the end of the period	84
Construction in progress, net | Wuliting
Changes in construction in progress, net of impairment charge
Addition to construction in progress		1,316
Transfer to property, plant and equipment		(1,316)
Construction in progress, net | Yingchuan
Changes in construction in progress, net of impairment charge
Balance at the end of the period	9	9	9
Construction in progress, net | Xineng
Changes in construction in progress, net of impairment charge
Addition to construction in progress		278
Transfer from property, plant and equipment		610
Transfer to property, plant and equipment		(888)
Construction in progress, net | Hengda
Changes in construction in progress, net of impairment charge
Addition to construction in progress		11
Transfer to property, plant and equipment		(11)
Construction in progress, net | Ruiyang
Changes in construction in progress, net of impairment charge
Balance at the beginning of the period	24	9
Addition to construction in progress		1,091
Transfer to property, plant and equipment		(1,076)
Foreign currency translation adjustment	2
Balance at the end of the period	26	24
Construction in progress, net | Zhougongyuan
Changes in construction in progress, net of impairment charge
Addition to construction in progress		1,429
Transfer to property, plant and equipment		(1,429)
Construction in progress, net | Dazhaihe
Changes in construction in progress, net of impairment charge
Addition to construction in progress		48
Transfer from property, plant and equipment		13
Transfer to property, plant and equipment		$ (61)